UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Kennedy Capital ESG SMID Cap Fund

(Institutional Class: KESGX)

SEMI-ANNUAL REPORT

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (877) 882-8825 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (877) 882-8825 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Managers Series Trust II’s Funds you hold directly or through your financial intermediary, as applicable.

Kennedy Capital ESG SMID Cap Fund

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information	15

This report and the financial statements contained herein are provided for the general information of the shareholders of the Kennedy Capital ESG SMID Cap Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.kennedycapital.com

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	COMMUNICATION SERVICES — 0.8%
436	Vonage Holdings Corp.*	$4,940
	CONSUMER DISCRETIONARY — 9.8%
126	Aramark	4,543
47	Bright Horizons Family Solutions, Inc.*	7,091
117	Brunswick Corp.	5,369
317	Callaway Golf Co.	5,440
52	Dorman Products, Inc.	4,531
134	Hilton Grand Vacations, Inc.*	4,264
138	Hooker Furniture Corp.	2,846
208	LKQ Corp.*	5,535
16	Pool Corp.	3,056
48	PVH Corp.	4,543
122	Service Corp. International	5,707
104	Wyndham Hotels & Resorts, Inc.	5,797
		58,722
	CONSUMER STAPLES — 3.1%
220	BJ's Wholesale Club Holdings, Inc.*	5,808
221	Central Garden & Pet Co. - Class A*	5,445
46	Lamb Weston Holdings, Inc.	2,915
82	Spectrum Brands Holdings, Inc.	4,409
		18,577
	ENERGY — 1.5%
106	DMC Global, Inc.	6,715
115	Oil States International, Inc.*	2,105
		8,820
	FINANCIALS — 13.2%
239	Amalgamated Bank - Class A	4,170
49	American Financial Group, Inc.	5,021
81	Axis Capital Holdings Ltd.[1]	4,832
204	ConnectOne Bancorp, Inc.	4,623
88	East West Bancorp, Inc.	4,116
181	First Financial Bancorp	4,384
374	Heritage Commerce Corp.	4,581
37	LPL Financial Holdings, Inc.	3,018
149	PacWest Bancorp	5,786
36	Reinsurance Group of America, Inc.	5,617
27	SVB Financial Group*	6,064
61	Torchmark Corp.	5,457
122	Voya Financial, Inc.	6,746
81	Walker & Dunlop, Inc.	4,310
121	Western Alliance Bancorp*	5,411

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
74	Wintrust Financial Corp.	$5,414
		79,550
	HEALTH CARE — 14.9%
103	AMN Healthcare Services, Inc.*	5,588
55	Biohaven Pharmaceutical Holding Co., Ltd.*,1	2,408
149	Bruker Corp.	7,442
42	Charles River Laboratories International, Inc.*	5,960
84	Emergent BioSolutions, Inc.*	4,058
105	Encompass Health Corp.	6,653
42	Global Blood Therapeutics, Inc.*	2,209
124	Globus Medical, Inc. - Class A*	5,245
144	Halozyme Therapeutics, Inc.*	2,474
49	Hill-Rom Holdings, Inc.	5,126
43	ICON PLC*,1	6,621
26	ICU Medical, Inc.*	6,550
26	Ligand Pharmaceuticals, Inc.*	2,968
38	LivaNova PLC*,1	2,734
55	Merit Medical Systems, Inc.	3,276
223	NextGen Healthcare, Inc.*	4,438
38	Omnicell, Inc.*	3,269
407	Progenics Pharmaceuticals, Inc.*	2,511
34	Reata Pharmaceuticals, Inc. - Class A*	3,208
52	West Pharmaceutical Services, Inc.	6,508
		89,246
	INDUSTRIALS — 19.6%
80	A.O. Smith Corp.	3,773
36	Acuity Brands, Inc.	4,965
87	Beacon Roofing Supply, Inc.*	3,195
233	Briggs & Stratton Corp.	2,386
67	Brink's Co.	5,439
215	Columbus McKinnon Corp.	9,023
138	Gardner Denver Holdings, Inc.*	4,775
71	Generac Holdings, Inc.*	4,928
312	Harsco Corp.*	8,561
49	IDEX Corp.	8,435
50	John Bean Technologies Corp.	6,056
64	Kadant, Inc.	5,812
101	Mercury Systems, Inc.*	7,105
34	Middleby Corp.*	4,614
34	Nordson Corp.	4,804
53	Oshkosh Corp.	4,425
31	Teledyne Technologies, Inc.*	8,490
293	Titan Machinery, Inc.*	6,030
30	United Rentals, Inc.*	3,979
44	Valmont Industries, Inc.	5,580

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
45	Woodward, Inc.	$5,092
		117,467
	INFORMATION TECHNOLOGY — 15.9%
80	Cognex Corp.	3,838
34	Coherent, Inc.*	4,636
49	Euronet Worldwide, Inc.*	8,244
47	Everbridge, Inc.*	4,203
412	FireEye, Inc.*	6,102
214	KEMET Corp.	4,025
48	LogMeIn, Inc.	3,537
191	Marvell Technology Group Ltd.[1]	4,559
395	ON Semiconductor Corp.*	7,983
162	Perficient, Inc.*	5,560
130	PROS Holdings, Inc.*	8,224
110	SS&C Technologies Holdings, Inc.	6,337
44	SYNNEX Corp.	4,330
143	Trimble, Inc.*	6,451
25	Tyler Technologies, Inc.*	5,400
116	Vishay Precision Group, Inc.*	4,713
125	WNS Holdings Ltd. - ADR*,1	7,400
		95,542
	MATERIALS — 4.5%
73	Albemarle Corp.	5,140
110	Berry Global Group, Inc.*	5,785
99	Ingevity Corp.*	10,412
61	Reliance Steel & Aluminum Co.	5,772
		27,109
	REAL ESTATE — 9.9%
130	American Campus Communities, Inc. - REIT	6,001
174	Americold Realty Trust - REIT	5,641
415	Brandywine Realty Trust - REIT	5,943
87	CyrusOne, Inc. - REIT	5,021
216	Duke Realty Corp. - REIT	6,828
34	Jones Lang LaSalle, Inc.	4,783
47	Mid-America Apartment Communities, Inc. - REIT	5,535
75	Ryman Hospitality Properties, Inc. - REIT	6,082
196	STAG Industrial, Inc. - REIT	5,927
58	Sun Communities, Inc. - REIT	7,435
		59,196
	UTILITIES — 3.5%
138	Aqua America, Inc.	5,709
157	California Water Service Group	7,949

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
88	Spire, Inc.	$7,385
		21,043
	TOTAL COMMON STOCKS
	(Cost $580,471)	580,212
	TOTAL INVESTMENTS — 96.7%
	(Cost $580,471)	580,212
	Other Assets Less Liabilities — 3.3%	19,529
	NET ASSETS — 100.0%	$599,741

PLC – Public Limited Company

ADR – American Depository Receipt

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

Kennedy Capital ESG SMID Cap Fund

SUMMARY OF INVESTMENTS

As of June 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	19.6%
Information Technology	15.9%
Health Care	14.9%
Financials	13.2%
Real Estate	9.9%
Consumer Discretionary	9.8%
Materials	4.5%
Utilities	3.5%
Consumer Staples	3.1%
Energy	1.5%
Communication Services	0.8%
Total Common Stocks	96.7%
Total Investments	96.7%
Other Assets in Excess of Liabilities	3.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Kennedy Capital ESG SMID Cap Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $580,471)	$580,212
Receivables:
Fund shares sold	600,000
Total assets	1,180,212

Liabilities:
Payables:
Investment securities purchased	580,471
Total liabilities	580,471

Net Assets	$599,741

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$600,000
Total accumulated deficit	(259)
Net Assets	$599,741

Maximum Offering Price per Share:
Institutional Class Shares:
Net assets applicable to shares outstanding	$599,741
Shares of beneficial interest issued and outstanding	60,000
Redemption price	$10.00

See accompanying Notes to Financial Statements.

Kennedy Capital ESG SMID Cap Fund

STATEMENT OF OPERATIONS

For the Period June 28, 2019* through June 30, 2019 (Unaudited)

Unrealized Loss:
Net change in unrealized appreciation/depreciation on investments	$(259)
Net unrealized loss	(259)

Net Decrease in Net Assets from Operations	$(259)

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Kennedy Capital ESG SMID Cap Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period June 28, 2019* through June 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net change in unrealized appreciation/depreciation on investments	$(259)
Net decrease in net assets resulting from operations	(259)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	600,000
Net increase in net assets from capital transactions	600,000

Total increase in net assets	599,741

Net Assets:
Beginning of period	-
End of period	$599,741

Capital Share Transactions:
Shares sold:
Institutional Class	60,000
Net increase from capital share transactions	60,000

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Kennedy Capital ESG SMID Cap Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period June 28, 2019* through June 30, 2019 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	-
Net realized and unrealized loss	-	[2]
Total from investment operations	-	[2]

Net asset value, end of period	$10.00

Total return [3]	0.00%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$600

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	-%
After fees waived and expenses absorbed	-%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	-%
After fees waived and expenses absorbed	-%

Portfolio turnover rate	0.00%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.

See accompanying Notes to Financial Statements.

Kennedy Capital ESG SMID Cap Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2019 (Unaudited)

Note 1 – Organization

Kennedy Capital ESG SMID Cap Fund (the ‘‘Fund”) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on June 28, 2019. The Fund’s Investor Class shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Kennedy Capital ESG SMID Cap Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $37,815, which are being amortized over a one-year period from June 28, 2019 (commencement of operations).

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income annually and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Kennedy Capital ESG SMID Cap Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Kennedy Capital Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) does not exceed 0.82% of the average daily net assets of the Institutional Class shares of the Fund. This agreement is in effect until June 30, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees.

The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and will be disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income will be included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.

Kennedy Capital ESG SMID Cap Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

Note 4 – Federal Income Taxes

At June 30, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$580,471

Gross unrealized appreciation	-
Gross unrealized depreciation	(259)

Net unrealized depreciation on investments	$(259)

Note 5 – Investment Transactions

For the period June 28, 2019 (commencement of operations) through June 30, 2019, purchases and sales of investments, excluding short-term investments, were $580,471 and $0, respectively.

Note 6 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Investor Class shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Investor Class shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Investor Class shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. Institutional Class shares are not subject to any distribution or service fees under the Plan.

For the period June 28, 2019 (commencement of operations) through June 30, 2019, there were no distribution or service fees incurred.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Kennedy Capital ESG SMID Cap Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2019 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$580,212	$-	$-	$580,212
Total Assets	$580,212	$-	$-	$580,212

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 9 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Kennedy Capital ESG SMID Cap Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on April 24, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and Kennedy Capital Management, Inc. (the “Investment Advisor”) with respect to the Kennedy Capital ESG SMID Cap Fund series of the Trust (the “Fund”), for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

At an in-person meeting held on October 17, 2018, the Board and Independent Trustees had reviewed and initially approved an investment advisory agreement with the Investment Advisor with respect to the Kennedy Capital Small Cap Growth Fund, which did not commence operations. At the April 2019 meeting, in addition to approving the Advisory Agreement, the Board and the Independent Trustees also approved changing the Fund’s name from the Kennedy Capital Small Cap Growth Fund to the Kennedy Capital ESG SMID Cap Fund, and approved corresponding changes to the Fund’s principal investment strategies. In approving the Advisory Agreement at the April 2019 meeting, the Board and the Independent Trustees considered information provided at both the October 2018 and April 2019 meetings.

Background

In advance of the April 2019 meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the Fund; information regarding the performance of a composite of accounts managed by the Investment Advisor using its ESG SMID cap strategy (the “Composite”), for the one- and two-year periods ended December 31, 2018; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Small Blend fund universe (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to relevant performance information, the meeting materials indicated that the performance of the Composite, net of fees, was higher than the returns of the Russell 2500 Index for the one- and two-year periods ended December 31, 2018. The Board considered the services to be provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure.

Kennedy Capital ESG SMID Cap Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Investment Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the advisory fee proposed to be paid by the Fund (gross of fee waivers) was the same as the Peer Group median and lower than the Fund Universe median. The Board observed that the Fund’s estimated annual total expenses (net of fee waivers) were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale

The Board also reviewed the estimated profitability to the Investment Advisor of its relationship with the Fund in the Fund’s first year of operations taking into account estimated assets of $25 million. The Board noted that the Investment Advisor anticipated waiving a significant portion of its advisory fee and did not anticipate it would realize a profit with respect to the Fund in the first year. The Board noted that the potential benefits received by the Investment Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Trustees also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Kennedy Capital ESG SMID Cap Fund

A series of Investment Managers Series Trust II

Investment Advisor

Kennedy Capital Management, Inc.

10829 Olive Boulevard, Suite 100
St. Louis, Missouri 63141

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Kennedy Capital ESG SMID Cap Fund – Institutional Class	KESGX	46141T 562

Privacy Principles of the Kennedy Capital ESG SMID Cap Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Kennedy Capital ESG SMID Cap Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 882-8825 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 882-8825 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (877) 882-8825. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (877) 882-8825.

Kennedy Capital ESG SMID Cap Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 882-8825

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	9/09/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	9/09/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	9/09/2019